Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Investments in Associates and Joint Ventures
Schedule of investments in associates and joint ventures accounted for by the equity method

	Ownership
	as of
	December 31,
	2018	2018		2017
Associates:
UHI (1)	10.0%	Ps.	8,285,286	Ps.	8,144,843
Imagina (2)	—		—		3,845,823
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, “OCEN”) (3)	40.0%		1,385,622		1,059,391
Other			111,603		101,058
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. (“GTAC”) (4)	33.3%		568,327		720,806
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (5)	50.0%		195,890		180,159
The Second Screen Company Latam, S.L. (“The Second Screen”)	—		—		58,672
		Ps.	10,546,728	Ps.	14,110,752
(1)

The Group accounts for its investment in common stock of UHI, the parent company of Univision, under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS Standards, over UHI’s operations. The Group has the ability to exercise significant influence over the operating and financial policies of UHI because the Group: (i) as of December 31, 2018 and 2017, owned 1,110,382 Class “C” shares of common stock of UHI, representing approximately 10% of the outstanding total shares of UHI as of each of those dates; (ii) as of December 31, 2018 and 2017, held warrants exercisable for common stock of UHI equivalent to approximately 26% equity stake of UHI on a fully-diluted, as-converted basis, subject to certain conditions, laws and regulations;  (iii) as of December 31, 2018 and 2017, had three officers and one director of the Company designated as members of the Board of Directors of UHI, which was composed of 18 directors of 22 available board seats; and (iv) was party to a PLA, as amended, with Univision, an indirect wholly-owned subsidiary of UHI, pursuant to which Univision has the right to broadcast certain Televisa content in the United States (“Program License Agreement”), and to another program license agreement pursuant to which the Group has the right to broadcast certain Univision’s content in Mexico (“Mexican License Agreement”), in each case through the later of 2025 (2030 upon consummation of a qualified public equity offering of UHI by July 1, 2019) or 7.5 years after the Group has sold two-thirds of its initial investment in UHI made in December 2010 (see Notes 3, 9, 14, 19 and 22).

(2)

Through May 31, 2018, the Group accounted for its investment in common stock of Imagina, under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS Standards, over Imagina’s operations. The Group had the ability to exercise significant influence over the operating and financial policies of Imagina because the Group: (i) owned shares of common stock of Imagina, representing 19.9% of the outstanding total shares of Imagina; and (ii) held  two of 10 seats on the Board of Directors of Imagina. In June 2018, the Company closed the sale of its  19.9% stake in Imagina in the aggregate amount of Ps.6,603,751 (€.284.5 million) of which Ps.771,391  (€.33.2 million) were retained in escrow. As a result, the Group: (i) discontinued recognizing the equity method to account for its investment in Imagina; (ii) reclassified a cumulative foreign currency translation gain derived from this investment in the amount of Ps.722,023, from other comprehensive income in consolidated equity to consolidated other income for the year ended December 31, 2018; and (iii) recognized a gain on disposition of this investment in the amount of Ps.3,513,829 in consolidated income for the year ended December 31, 2018 (see Notes 3 and 21).

(3)

OCEN is a majority-owned subsidiary of Corporación Interamericana de Entretenimiento, S.A.B. de C.V., and is engaged in the live entertainment business in Mexico. In 2017 and 2016, the stockholders of OCEN approved the payment of a dividend in the amount of Ps.340,000 and Ps.215,000, respectively, of which Ps.136,000 and Ps.86,000, were paid to the Group. In 2018, the stockholders of OCEN did not pay any dividends, the investment in OCEN included goodwill of Ps.359,613 (see Note 19).

(4)

GTAC was granted a 20‑year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. In June 2010, a subsidiary of the Company entered into a long-term credit facility agreement to provide financing to GTAC for up to Ps.688,217, with an annual interest rate of the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 200 basis points. Under the terms of this agreement, principal and interest are payable at dates agreed by the parties, between 2013 and 2021. As of December 31, 2018 and 2017, GTAC had used a principal amount of Ps.688,183, under this credit facility. During the year ended December 31, 2018, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate amount of Ps.112,293. During the year ended December 31,2017, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate amount of Ps.203,945. Also, a subsidiary of the Company entered into supplementary long-term loans to provide additional financing to GTAC for an aggregate principal amount of Ps.640,978, with an annual interest of TIIE plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these supplementary loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2023 and 2028. During 2018, GTAC paid principal and interest to the Group in connection with these supplementary loans in the aggregate amount of Ps.139,541. During 2017, GTAC paid principal and interest to the Group in connection with these supplementary loans in the aggregate amount of Ps.47,885. The net investment in GTAC as of December 31, 2018 and 2017, included amounts receivable in connection with this long-term credit facility and supplementary loans to GTAC in the aggregate amount of Ps.817,605 and Ps.929,516, respectively . These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 14).

(5)

The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. In September 2017, PDS acquired substantially all of the equity interest in Now New Media, S.A.P.I. de C.V., an online news website in Mexico City, in the aggregate amount of Ps.81,749. As of December 31, 2018 and 2017, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837 (see Note 3).

Schedule of roll forward of investments in associates and joint ventures

	2018		2017
At January 1	Ps.	14,110,752	Ps.	12,092,254
Share of income of associates and joint ventures, net		532,933		1,913,273
Dividends from OCEN		—		(136,000)
Long-term loans granted to GTAC, net		58,243		222,846
Foreign currency translation adjustments		(71,650)		52,796
GTAC payments of principal and interest		(251,834)		(251,830)
Investment in other associates		—		28,597
Investment in PDS		—		162,500
Disposition of Imagina		(3,773,762)		—
Disposition of The Second Screen		(51,413)		—
Other		(6,541)		26,316
At December 31	Ps.	10,546,728	Ps.	14,110,752

Schedule of combined condensed balance sheet information related to the Group's share in associates and joint ventures

	2018		2017
Current assets	Ps.	4,916,041	Ps.	9,904,652
Non-current assets		25,818,848		31,093,027
Total assets		30,734,889		40,997,679
Current liabilities		2,157,473		6,855,976
Non-current liabilities		17,779,961		19,942,993
Total liabilities		19,937,434		26,798,969
Total net assets	Ps.	10,797,455	Ps.	14,198,710

Schedule of share of comprehensive income (loss) of associates and joint ventures

	2018		2017		2016
Share of income of associates and joint ventures, net	Ps.	532,933	Ps.	1,913,273	Ps.	1,139,604
Share of other comprehensive (loss) income of associates and joint ventures:
Foreign currency translation adjustments, net		2,987		(9,587)		6,633
Other items of comprehensive loss, net		(50,300)		(50,753)		(49,465)
		(47,313)		(60,340)		(42,832)
Share of comprehensive income of associates and joint ventures	Ps.	485,620	Ps.	1,852,933	Ps.	1,096,772